LOANS AND ADVANCES TO CUSTOMERS, NET - Allowance for loans losses (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($) $ / $		Dec. 31, 2024 COP ($) $ / $	Dec. 31, 2023 COP ($) $ / $	Dec. 31, 2022 $ / $
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	$ (263,274,170)
Ending balance	$ (243,100,035)	[1]	$ (263,274,170)
Percentage of change in loans and receivables from credit impairment	18.00%		27.45%
Provision for impairment of loan portfolio and finance lease operations			$ 4,964,893	$ 7,210,390
Market representative rate | $ / $	3,757.08		4,409.15	3,822.05	4,810.2
Discontinued operations
LOANS AND ADVANCES TO CUSTOMERS, NET
Reclassification to assets held for sale	$ 1,909,025
Recovery of charged - off loans	109,942
Credit impairment charges on loans, advances and financial leases, net	183,462
Charges-off	498,977
Translation adjustment	283,166
Ending balance	(27,433,149)
Provision for impairment of loan portfolio and finance lease operations			$ 448,759	$ 251,089
Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	16,179,738		16,223,103	15,479,640
Reclassification to assets held for sale	(1,909,025)
Loan sales	(336,124)		(178,128)	(829,547)
Recovery of charged - off loans	756,412		926,268	770,934
Credit impairment charges on loans, advances and financial leases, net	4,437,432		5,413,652	7,461,479
Adjusted stage 3	808,970		1,034,198	1,048,905
Charges-off	(6,340,747)		(7,855,912)	(6,720,363)
Translation adjustment	(342,710)		616,557	(987,945)
Ending balance	13,253,946	[1]	16,179,738	16,223,103
Allowance for loans, advances, and lease losses | Discontinued operations
LOANS AND ADVANCES TO CUSTOMERS, NET
Ending balance	1,420,269
Commercial | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	7,259,230		6,290,266	7,270,305
Reclassification to assets held for sale	(970,777)
Loan sales	(336,124)		(178,128)	(829,547)
Recovery of charged - off loans	151,997		85,858	93,251
Credit impairment charges on loans, advances and financial leases, net	1,045,454		1,462,622	756,174
Adjusted stage 3	264,306		331,332	427,283
Charges-off	(1,334,284)		(977,743)	(970,685)
Translation adjustment	(122,338)		245,023	(456,515)
Ending balance	5,957,464		7,259,230	6,290,266
Consumer | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	6,497,777		7,717,038	6,047,135
Reclassification to assets held for sale	(602,849)
Recovery of charged - off loans	480,508		637,131	548,655
Credit impairment charges on loans, advances and financial leases, net	3,149,937		3,660,321	6,313,453
Adjusted stage 3	426,468		579,861	509,668
Charges-off	(4,613,577)		(6,406,521)	(5,261,966)
Translation adjustment	(207,501)		309,947	(439,907)
Ending balance	5,130,763		6,497,777	7,717,038
Mortgage | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,235,177		1,023,206	1,024,091
Reclassification to assets held for sale	(286,628)
Recovery of charged - off loans	28,136		48,029	64,573
Credit impairment charges on loans, advances and financial leases, net	41,122		215,240	104,417
Adjusted stage 3	47,037		41,563	33,465
Charges-off	(77,397)		(143,885)	(128,532)
Translation adjustment	(9,756)		51,024	(74,808)
Ending balance	977,691		1,235,177	1,023,206
Financial leases | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	1,088,272		1,024,575	1,013,074
Reclassification to assets held for sale	(27,989)
Recovery of charged - off loans	94,838		150,466	61,749
Credit impairment charges on loans, advances and financial leases, net	111,744		62,708	167,904
Adjusted stage 3	65,415		72,432	67,288
Charges-off	(262,636)		(228,639)	(277,904)
Translation adjustment	(2,852)		6,730	(7,536)
Ending balance	1,066,792		1,088,272	1,024,575
Small business loans | Allowance for loans, advances, and lease losses
LOANS AND ADVANCES TO CUSTOMERS, NET
Beginning balance	99,282		168,018	125,035
Reclassification to assets held for sale	(20,782)
Recovery of charged - off loans	933		4,784	2,706
Credit impairment charges on loans, advances and financial leases, net	89,175		12,761	119,531
Adjusted stage 3	5,744		9,010	11,201
Charges-off	(52,853)		(99,124)	(81,276)
Translation adjustment	(263)		3,833	(9,179)
Ending balance	$ 121,236		$ 99,282	$ 168,018

[1]	The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.